WARRANT LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance at beginninf of the year	$ 278,000
Balance at end of the year	680,000	$ 278,000
Warrants [Member]
Statement [Line Items]
Balance at beginninf of the year	2,295	1,579,000
Fair value adjustment	(1,581,000)	650,000
Effect of movement in exchange rates	27,000	66,000
Balance at end of the year	$ 741	$ 2,295